Associates and joint arrangements	12 Months Ended
Mar. 31, 2026
Associates and joint arrangements [Abstract]
Associates and joint arrangements

12. Associates and joint arrangements
The Group holds interests in associates in Kenya, where we have significant influence, as well as in a number of joint arrangements, notably in Oak Holdings 1 GmbH and its markets, the Netherlands and India where we share control with one or more third parties. See note 1 ‘Basis of preparation’ to the consolidated financial statements for further details.
Accounting policies
Interests in joint arrangements
A joint arrangement is a contractual arrangement whereby the Group and other parties undertake an economic activity that is subject to joint control; that is, when the relevant activities that significantly affect the investee’s returns require the unanimous consent of the parties sharing control. Joint arrangements are either joint operations or joint ventures.
Gains or losses resulting from the contribution or sale of a subsidiary as part of the formation of a joint arrangement are recognised in respect of the Group’s entire equity holding in the subsidiary.
Joint operations
A joint operation is a joint arrangement whereby the parties that have joint control have the rights to the assets, and obligations for the liabilities, relating to the arrangement or that other facts and circumstances indicate that this is the case. The Group’s share of assets, liabilities, revenue, expenses and cash flows are combined with the equivalent items in the consolidated financial statements on a line-by-line
basis.
Any goodwill arising on the acquisition of the Group’s interest in a joint operation is accounted for in accordance with the Group’s accounting policy for goodwill arising on the acquisition of a subsidiary.
Joint ventures
A joint venture is a joint arrangement whereby the parties that have joint control have the rights to the net assets of the arrangement.
At the date of acquisition, any excess of the cost of acquisition over the Group’s share of the net fair value of the identifiable assets, liabilities and contingent liabilities of the joint venture is recognised as goodwill. The goodwill is included within the carrying amount of the investment.
The results and assets and liabilities of joint ventures, other than those joint ventures or part thereof that are held for sale (see note 7 ‘Discontinued operations and assets held for sale’), are incorporated in the consolidated financial statements using the equity method of accounting. Under the equity method, investments in joint ventures are carried in the consolidated statement of financial position at cost adjusted for post-acquisition changes in the Group’s share of the net assets of the joint venture, less any impairment in the value of the investment. The Group’s share of post-tax
profits or losses are recognised in the consolidated income statement. Losses of a joint venture in excess of the Group’s interest in that joint venture, which includes the equity investment and any long-term financing provided to the joint venture, are recognised only to the extent that the Group has incurred legal or constructive obligations or made payments on behalf of the joint venture.
Associates
An associate is an entity over which the Group has significant influence and that is neither a subsidiary nor an interest in a joint arrangement.
Significant influence is the power to participate in the financial and operating policy decisions of the investee but where the Group does not have control or joint control over those policies.
At the date of acquisition, any excess of the cost of acquisition over the Group’s share of the net fair value of the identifiable assets, liabilities and contingent liabilities of the associate is recognised as goodwill. The goodwill is included within the carrying amount of the investment.
The results and assets and liabilities of associates are incorporated in the consolidated financial statements using the same equity method of accounting used for joint ventures, described above.
Joint ventures and associates

	2026 €m	2025 € m

Investments in joint ventures	5,294	6,342

Investments in associates	1,198	550

31 March	6,492	6,892

Share of net liabilities in joint ventures	–	(96)
Share of net liabilities in associates	(102)	–

31 March	(102)	(96)

Joint ventures
The financial and operating activities of the Group’s joint ventures are jointly controlled by the participating shareholders. The participating shareholders have rights to the net assets of the joint ventures through their equity shareholdings. Unless otherwise stated, the Group’s principal joint ventures all have share capital consisting solely of ordinary shares and are all indirectly held. The country of incorporation or registration of all joint ventures is also their principal place of operation.

Name of joint venture	Principal activity	Country of incorporation or registration	Percentage shareholdings 1 2026	Percentage shareholdings 1 2025

Oak Holdings 1 GmbH	Network infrastructure	Germany	50.0	50.0

VodafoneZiggo Group Holding B.V.	Network operator	Netherlands	50.0	50.0

OXG Glasfaser Beteiligungs GmbH	Fibre infrastructure	Germany	50.0	50.0

Vodafone Idea Limited 2	Network operator	India	16.1	24.4
Notes:

1.	Effective ownership percentages of Vodafone Group Plc rounded to the nearest tenth of one percent.

2.
At 31 March 2026 the fair value of the Group’s interest in Vodafone Idea Limited was INR 149 billion (
€
1,383 million) (2025: INR 118 billion (
€
1,283 million)) based on the quoted share price on the National Stock Exchange of India.

Oak Holdings 1 GmbH
In the comparative year, on 22 July 2024, the Group announced the sale of a further 10.3%
stake in Oak Holdings 1 GmbH (‘Oak Holdings’), the partnership that co-controls Vantage Towers, for
€
1,336
million, leaving the Group’s retained interest at 50.0%. Oak Holdings owns
89.3%
of Vantage Towers. A net gain on disposal of €26 million was recorded within Other income in the Consolidated income statement.
VodafoneZiggo
On 18 February 2026, the Group announced that it has agreed to sell its 50% interest in VodafoneZiggo Group Holding B.V. (‘VodafoneZiggo’) to Liberty Global plc and has classified its investment in VodafoneZiggo within Assets held for sale accordingly. See Note 7 ‘Discontinued operations and assets held for sale’ for further information.
OXG Glasfaser Beteiligungs GmbH
In March 2023, the Group entered into an agreement with Altice Luxembourg S.A. to create a joint venture, OXG Glasfaser Beteiligungs GmbH (‘OXG’), with 50.0% shareholding held by each shareholder. OXG deploys fibre-to-the-home
in Germany. Each shareholder is committed to contribute funding towards the cost of contractually committed fibre build outs. During the year ended 31 March 2026, the Group provided
€
48 million (2025:
€
36 million) of capital contributions to OXG. The Group’s contributions towards future fibre roll out costs depend on the speed and size of approved fibre deployment projects and are capped at
€
832 million. Shareholder contributions are expected to be contributed between 2026 and 2029. The contribution can be in the form of capital, shareholder loan, loan notes or similar instruments as agreed by the shareholders.
Vodafone Idea Limited
Financial information is presented for Vodafone Idea Limited (‘VIL’) for the six-month
period to, and as at 30 September 2025 on the basis that full year information in relation to VIL has not been released at the date of approval of these consolidated financial statements and as such is market sensitive for VIL. The Group’s carrying value in Vodafone Idea Limited (‘VIL’) reduced to
€
nil at 30 September 2019. The Group’s share of VIL’s losses not recognised at 31 March 2026 is
€
1,748 million (2025:
€
1,758 million).
VIL undertook a conversion of debt due to the Government of India during April 2025, resulting in the Group’s interest in VIL reducing to 16.1%. VIL remains a joint venture of the Group due to rights that it and a fellow investor hold enabling key operating decisions to be made on a joint basis. On 31 December 2025, the Group reached an agreement with VIL to settle the Group’s obligations under the CLAM, as part of which the Group has set aside 3,280 million of its shareholding in VIL for VIL’s benefit. See note 29 “Contingent liabilities and legal proceedings” for further details.
Dividends received from joint ventures
During the year ended 31 March 2026, the Group received dividends included in the consolidated statement of cash flows from VodafoneZiggo of
€
62 million (2025:
€
63 million, 2024:
€
100 million) and Oak Holdings of
€
312 million (2025:
€
307 million, 2024:
€
196 million).
Aggregated financial information
The table below provides aggregated financial information for the Group’s joint ventures as it relates to the amounts recognised in the consolidated income statement and consolidated statement of financial position.

	Investment in joint ventures 1		(Loss)/profit for the financial year 2

	2026 €m	2025 € m	2026 €m	2025 € m	2024 € m

Oak Holdings 1 GmbH	5,207	5,943	(440)	(74)	(85)

VodafoneZiggo Group Holding B.V.	–	330	(95)	(125)	(177)

TPG Telecom Limited 3	–	(96)	–	(97)	(74)

Other	87	69	(85)	(65)	(43)

Total	5,294	6,246	(620)	(361)	(379)
Notes:

1.	Includes share of net liabilities in joint ventures.

2.	Total Other comprehensive (expense)/income is not materially different to (loss)/profit for the financial year.

3.	TPG Telecom Limited has been classified as Associate for the year ended 31 March 2026. Comparative information has been retained in the Joint Venture disclosures.

Summarised financial information
Summarised financial information for the Group’s material joint ventures on a 100% ownership basis is set out below.
Financial information is presented for Vodafone Idea Limited (‘VIL’) for the six month period to, and as at 30 September 2025 on the basis that full year information in relation to VIL has not been released at the date of approval of these financial statements and as such is market sensitive for VIL.

	Oak Holdings 1 GmbH			VodafoneZiggo Group Holding B.V.

	2026 €m	2025 € m	2024 € m	2026 €m	2025 € m	2024 € m

Income statement

Revenue	1,327	1,249	1,166	3,976	4,082	4,128

Operating expenses	(94)	(117)	(130)	(2,219)	(2,190)	(2,195)

Depreciation and amortisation	(917)	(953)	(868)	(1,509)	(1,600)	(1,555)

Impairment losses 1	(928)	–	–	–	–	–

Other (expense)/income	(105)	(26)	5	–	–	–

Operating (loss)/profit	(717)	153	173	248	292	378

Interest income	4	7	5	–	–	–

Interest expense	(525)	(538)	(455)	(539)	(652)	(809)

Loss before tax	(1,238)	(378)	(277)	(291)	(360)	(431)

Income tax credit	358	212	132	73	111	77

Loss for the financial year 2	(880)	(166)	(145)	(218)	(249)	(354)

	Vodafone Idea Limited

	2026 3 €m	2025 € m	2024 € m

Income statement

Revenue	2,227	4,797	4,749

Operating expenses	(1,426)	(3,005)	(3,066)

Depreciation and amortisation	(979)	(2,142)	(2,178)

Other income	–	–	83

Operating loss	(178)	(350)	(412)

Interest income	24	107	7

Interest expense	(1,099)	(2,539)	(2,718)

Loss before tax	(1,253)	(2,782)	(3,123)

Income tax expense	–	(2)	(95)

Loss for the financial year 2	(1,253)	(2,784)	(3,218)
Notes:

1.	Includes € 928 million in respect of the investment Oak Holdings 1 GmBH holds in Infrastrutture Wireless Italiane S.p.A. (‘Inwit’).

2.	Total Other comprehensive (expense)/income is not materially different to (loss)/profit for the financial year.

3.	Six month period to, and as at 30 September 2025.
Summarised financial information for the Group’s material joint ventures on a 100% ownership basis is set out in the tables below.

	Oak Holdings 1 GmbH		VodafoneZiggo Group Holding B.V.

	2026 €m	2025 € m	2026 €m	2025 € m

Statement of financial position

Non-current assets	22,819	24,149	14,184	15,012

Current assets	635	749	680	788

Total assets	23,454	24,898	14,864	15,800

Equity shareholders’ funds	10,414	11,887	319	660

Non-current liabilities	10,434	10,167	12,253	12,773

Current liabilities	2,606	2,844	2,292	2,367

Cash and cash equivalents within current assets	187	240	98	144

Non-current liabilities excluding trade and other payables and provisions	9,900	9,560	12,049	12,640

Current liabilities excluding trade and other payables and provisions	320	502	1,082	1,094

	Vodafone Idea Limited

	2026 3 €m	2025 € m

Statement of financial position

Non-current assets	14,035	16,069

Current assets	1,854	2,817

Total assets	15,889	18,886

Equity shareholders’ deficit	(9,586)	(9,479)

Non-current liabilities	20,509	22,636

Current liabilities	4,966	5,729

Cash and cash equivalents within current assets	310	1,145

Non-current liabilities excluding trade and other payables and provisions	20,491	22,612

Current liabilities excluding trade and other payables and provisions	2,152	2,307

The reconciliation of summarised financial information presented to the carrying amount of our interest in joint ventures is set out below.

	Oak Holdings 1 GmbH			VodafoneZiggo Group Holding B.V.

	2026 €m	2025 € m	2024 € m	2026 €m	2025 € m	2024 € m

Equity shareholders’ funds	10,414	11,887		319	660

Interest in joint ventures 1	5,207	5,943		160	330

Transferred to assets held for sale	–	–		(174)	–

Share of unrecognised losses	–	–		14	–

Carrying value	5,207	5,943		–	330

Loss for the financial year	(880)	(166)	(145)	(218)	(249)	(354)

Share of loss	(440)	(74)	(85)	(109)	(125)	(177)

Share of unrecognised loss	–	–	–	14	–	–

Share of loss 1	(440)	(74)	(85)	(95)	(125)	(177)

	Vodafone Idea Limited

	2026 €m	2025 € m	2024 € m

Equity shareholders’ deficit	(9,586)	(9,479)

Interest in joint ventures 1	(1,541)	(1,524)

Impairment	(208)	(234)

Share of unrecognised losses	1,749	1,758

Carrying value	–	–

Loss for the financial year	(1,253)	(2,784)	(3,218)

Share of loss 1	(201)	(660)	(1,009)

Share of unrecognised loss	201	660	1,009

Share of loss 1	–	–	–
Note:

1.
The Group’s effective ownership percentages of Oak Holdings 1 GmbH, VodafoneZiggo Group Holding B.V. and Vodafone Idea Limited are 50.0%, 50.0% and 16.1% respectively, rounded to the nearest tenth of one percent.

Associates
Unless otherwise stated, the Group’s principal associates all have share capital consisting solely of ordinary shares and are all indirectly held. The country of incorporation or registration is also their place of operation.

	Principal activity	Country of incorporation or registration	Percentage shareholding 1 2026	Percentage shareholding 1 2025

Safaricom PLC 2	Network operator	Kenya	39.9	39.9

TPG Telecom Limited 3	Network operator	Australia	23.7	25.1

Maziv Proprietary Limited	Network infrastructure	South Africa	30.0	–

Indus Towers Limited	Network infrastructure	India	–	–
Notes:

1.	Effective ownership percentages of Vodafone Group Plc rounded to the nearest tenth of one percent.

2.
At 31 March 2026, the fair value of the Group’s interest in Safaricom PLC was KES 440 billion (
€
2,939 million) (2025: KES 293 billion (
€
2,096 million)) based on the closing quoted share price on the Nairobi Stock Exchange.

3.	At 31 March 2026, the fair value of the Group’s interest in TPG Telecom Limited was AUD 1,872 million ( € 1,130 million) (2025: AUD 2,236 million ( € 1,290 million) based on the quoted share price on ASX.
Safaricom PLC
In December 2025, the Group announced that Vodacom had agreed to acquire a further 20% of the issued share capital in Safaricom PLC. Vodacom will acquire 15% from the Government of Kenya and 5% from Vodafone. Following completion of the acquisition, Safaricom will be owned by Vodacom (55%), the Government of Kenya (20%) and public investors (25%). Safaricom will be consolidated by both Vodacom and Vodafone.
TPG Telecom Limited
TPG Telecom Limited (‘TPG’) is listed on the Australian Securities Exchange (‘ASX’). During the year, TPG undertook a capital management plan following the completion of the disposal of certain fibre and fixed line assets to Vocus Group Limited. The plan included a cash return to shareholders, from the proceeds following the disposal, and allowed eligible minority shareholders to reinvest all or part of their cash return in new TPG shares. Vodafone received
€
188 million in respect of the cash return, which is included in Dividends received from associates and joint ventures in the Consolidated statement of cashflows. The shares issued by TPG resulted in Vodafone’s and Hutchison Telecommunications (Australia) Limited’s respective economic interest decreasing to 23.7%, with the remaining 52.6% listed as free float on the ASX. The Group now classifies TPG as an Associate, with comparative information retained in the Joint Venture disclosures.
The financial information presented in the tables below includes debt held within the holding structure that holds the Group’s interest in TPG. The Group provides a guarantee over its share of the debt in the structure (see note 22 ‘Capital and financial risk management’). Following receipt of the cash return described above, the Group contributed
€
188 million into the holding structure to reduce borrowings in that structure, with Hutchison Telecommunications (Australia) Limited contributing an equal amount. The contribution is included in Purchase of interests in associates and joint ventures in the Consolidated statement of cashflows.

Maziv Proprietary Limited
On 2 December, Vodacom (Pty) Limited (‘Vodacom’) acquired a 30% interest in Maziv Proprietary Limited (‘Maziv’) for
€
620 million, of which
€
410 million was settled in cash and included in Purchase of interests in associates and joint ventures in the Consolidated statement of cashflows. The remaining consideration primarily related to the contribution to Maziv of certain fibre assets previously held by Vodacom. Vodacom retains an option to acquire a further 5% of Maziv before 31 March 2027.
Indus Towers Limited
In the prior year, on 19 June 2024, the Group announced the sale of an 18.0% stake in Indus Towers Limited (‘Indus’) through an accelerated book-building offering (‘placing’). The placing raised INR 153.0 billion (
€
1,684 million) in gross proceeds. Following the placing, the Group de-recognised
its remaining associate investment in Indus, which was classified as an Other Investment recorded at fair value through profit and loss. A net gain on disposal of
€
714 million was recorded within other income in the Consolidated income statement. In August 2024 and December 2024, the Group disposed of its remaining 3.0% stake in Indus for cash consideration of
€
329 million.
Dividends received from associates
During the year ended 31 March 2026, the Group received dividends included in the consolidated statement of cash flows from Safaricom PLC of
€
160 million (2025:
€
136 million, 2024:
€
122 million) and
TPG Telecom
Limited of
€
210
million
(2025:
€
24
 million
, 2024:
€
23
 million
).
Aggregated financial information
The table below provides aggregated financial information for the Group’s associates as it relates to the amounts recognised in the consolidated income statement and consolidated statement of financial position.

	Investment in associates 1		Profit/(loss) for the financial year

	2026 €m	2025 € m	2026 €m	2025 € m	2024 € m

Safaricom PLC 2	539	500	256	201	159

TPG Telecom Limited	(102)	–	(4)	–	–

Maziv Proprietary Limited	623	–	3	–	–

Indus Towers Limited	–	–	–	55	140

Other	36	50	(17)	(18)	(16)

Total	1,096	550	238	238	283
Note:

1.	Includes share of net liabilities in joint ventures.

2.
Other comprehensive income includes loss for the financial year, together with
€
nil (2025:
€
103 million loss) in respect of the application of IAS 29 to Safaricom’s operations in
Ethiopia in the prior year. See note 1 ‘Basis of preparation’ for further details.

Summarised financial information
Summarised financial information for each of the Group’s material associates on a 100% ownership basis is set out in the tables below.
Financial information is presented for TPG Telecom Limited (‘TPG’) for the year to, and as at 31 December 2025 on the basis that full-year information in relation to TPG has not been released at the date of approval of these consolidated financial statements and as such is market sensitive for TPG.

	Safaricom PLC			TPG Telecom Limited

	2026 €m	2025 € m	2024 € m	2026 €m	2025 € m	2024 € m

Income statement

Revenue	2,837	2,792	2,210	3,079	3,359	3,371

Operating expenses	(1,356)	(1,561)	(1,189)	(2,033)	(2,320)	(2,238)

Depreciation and amortisation	(495)	(489)	(523)	(755)	(902)	(891)

Other income	–	79	142	182	–	–

Operating profit	986	821	640	473	137	242

Interest income	13	17	16	–	–	–

Interest expense	(145)	(167)	(121)	(345)	(391)	(368)

Profit/(loss) before tax	854	671	535	128	(254)	(126)

Income tax (expense)/credit	(354)	(340)	(266)	4	27	(8)

Profit/(loss) for the financial year and total comprehensive income	500	331	269	132	(227)	(134)

Attributable to:

- Owners of the parent	643	503	399	132	(227)	(134)

- Non-controlling interests	(143)	(172)	(130)	–	–	–

	Indus Towers Limited			Maziv Proprietary Limited

	2026 €m	2025 € m	2024 € m	2026 €m	2025 € m	2024 € m

Income statement

Revenue	–	835	3,185	105	–	–

Operating expenses	–	(286)	(1,598)	(36)	–	–

Depreciation and amortisation	–	(167)	(637)	(27)	–	–

Operating profit	–	382	950	42	–	–

Interest income	–	11	126	–	–	–

Interest expense	–	(48)	(218)	(23)	–	–

Profit before tax	–	345	858	19	–	–

Income tax expense	–	(82)	(192)	(8)	–	–

Profit for the financial year and total comprehensive income	–	263	666	11	–	–

Summarised financial information for each of the Group’s material associates on a 100% ownership basis is set out in the tables below.

	Safaricom PLC		TPG Telecom Limited

	2026 €m	2025 € m	2026 €m	2025 2 € m

Statement of financial position

Non-current assets	2,912	3,062	6,737	9,024

Current assets	532	600	1,390	734

Total assets	3,444	3,662	8,127	9,758

Equity shareholders’ funds	1,345	1,246	1,604	2,175

Non-controlling interests	192	331	–	–

Non-current liabilities	1,012	975	2,461	6,523

Current liabilities	895	1,110	4,062	1,060

Cash and cash equivalents within current assets	180	215	931	85

Non-current liabilities excluding trade and other payables and provisions	919	791	2,362	6,437

Current liabilities excluding trade and other payables and provisions	252	357	3,037	105

	Maziv Proprietary Limited

	2026 €m	2025 € m

Statement of financial position

Non-current assets	2,002	–

Current assets	95	–

Total assets	2,097	–

Equity shareholders’ funds	1,074	–

Non-controlling interests	3	–

Non-current liabilities	899	–

Current liabilities	121	–

Cash and cash equivalents within current assets	22	–

Non-current liabilities excluding trade and other payables and provisions	885	–

Current liabilities excluding trade and other payables and provisions	33	–
The reconciliation to the carrying amount for each of the Group’s material associates is set out in the following table.

	Safaricom PLC			TPG Telecom Limited

	2026 €m	2025 € m	2024 € m	2026 €m	2025 € m	2024 € m

Equity shareholders’ funds	1,345	1,246		1,604	2,175

Interest in associates 1	537	498		(150)	(144)

Goodwill	2	2		48	48

Carrying value	539	500		(102)	(96)

Profit/(loss) for the financial year	643	503	399	132	(227)	(134)

Share of profit/(loss)	256	201	159	(4)	(97)	(74)

	Maziv Proprietary Limited			Indus Towers Limited

	2026 €m	2025 € m	2024 € m	2026 €m	2025 € m	2024 € m

Equity shareholders’ funds	1,074	–		–	–

Interest in associates 1	322	–		–	–

Goodwill	319	–		–	–

Other	(18)	–		–	–

Carrying value	623	–		–	–

Profit for the financial year	11	–	–	–	263	666

Share of profit	3	–	–	–	55	140
Notes:

1.	The Group’s effective ownership percentage of Safaricom PLC and Maziv Proprietary Limited are 39.9% and 30.0% respectively, rounded to the nearest tenth of one percent.